Other Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	Note 4 – Other Accounts Receivable
	As of December 31,
	2016	2015
	(in thousands)
Government institutions	$30	$109
Prepaid expenses	254	270
	$284	$379